Document and Entity Information	Aug. 06, 2020
Cover [Abstract]
Entity Registrant Name	MGIC INVESTMENT CORP
Amendment Flag	false
Entity Central Index Key	0000876437
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Incorporation State Country Code	WI
Entity File Number	1-10816
Entity Tax Identification Number	39-1486475
Entity Address, Address Line One	250 East Kilbourn Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	(414)
Local Phone Number	347-6480
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MTG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false